Expense Example - Investor A, C and Institutional - BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 493
Expense Example, with Redemption, 3 Years	754
Expense Example, with Redemption, 5 Years	1,099
Expense Example, with Redemption, 10 Years	2,071
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,137
Expense Example, with Redemption, 10 Years	2,387
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	$ 1,344